Short-term Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term Debt [Line Items]
Short-term borrowings	$ 321,752	$ 349,234
(a) Revolving overdraft credit facility dated 06/29/2012
Short Term Debt [Line Items]
Short-term borrowings	7,993	9,915
(b) Senior secured revolving credit facility dated 12/20/2012
Short Term Debt [Line Items]
Short-term borrowings	50,000	0
(c) Trade credit facility dated 7/1/2012
Short Term Debt [Line Items]
Short-term borrowings	92,126	102,915
(d) Revolving credit facility dated 11/16/2012
Short Term Debt [Line Items]
Short-term borrowings	66,000	58,000
(e) Revolving credit facility dated 9/1/2012
Short Term Debt [Line Items]
Short-term borrowings	47,528	51,500
(f) Revolving credit facility dated 5/10/2012
Short Term Debt [Line Items]
Short-term borrowings	58,105	123,109
(g) Revolving credit facility amendment dated 11/15/2011
Short Term Debt [Line Items]
Short-term borrowings	$ 0	$ 3,795